Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		£ 5,375	£ 3,714	£ 2,957
Operating expenses		(4,711)	(3,373)	(2,610)
Net impairment losses on financial assets		(39)	(24)
Operating profit		625	317	347
Finance income		48	49	4
Finance cost		(189)	(79)	(34)
Share of profit from associates net of tax		9	9	8
Profit before income tax		493	296	325
Income tax expense	[1]	(112)	(64)	(62)
Profit for the year		381	232	263
Profit for the year attributable to:
Equity holders of the Company		381	232	263
Other comprehensive income:
Remeasurement of net defined benefit liability			2	1
Net exchange adjustments offset in reserves		(352)	(232)	(18)
Net gain/(loss) on net investment hedge		109	(68)	15
Cost of hedging		9	(2)	(1)
Effective portion of changes in fair value of cash flow hedge	[2]	3	(6)	13
Tax related to items taken to other comprehensive income		6	11	2
Other comprehensive income for the year		(225)	(295)	12
Total comprehensive income for the year		156	(63)	275
Total comprehensive income for the year attributable to:
Equity holders of the Company		£ 156	£ (63)	£ 275
Earnings per share attributable to the Company's equity holders:
Basic		£ 0.1514	£ 0.1157	£ 0.1416
Diluted		£ 0.1507	£ 0.1151	£ 0.1410

[1]	Taxation includes £106m (2022: £58m; 2021: £50m) in respect of overseas taxation.
[2]	£3m net gain (2022 £6m net loss; 2021: £13m net gain) on cash flow hedge includes £28m loss (2022: £137m gain; 2021: £15m loss) from the effective portion of changes in fair value offset by reclassification to the cost of acquisition of £nil (2022: £118m gain; 2021: £nil) and reclassification to the income statement of £31m loss (2022: £25m gain; 2021: £28m loss) due to changes in foreign exchange rates.